Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Document Effective Date	Jun. 30, 2017
Document Creation Date	Jun. 29, 2017
Amendment Flag	false
Central Index Key	0000875610
Delaware International Small Cap Fund | Class A
Document and Entity Information:
Trading Symbol	DGGAX
Delaware International Small Cap Fund | Class C
Document and Entity Information:
Trading Symbol	DGGCX
Delaware International Small Cap Fund | Class R
Document and Entity Information:
Trading Symbol	DGGRX
Delaware International Small Cap Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DGGIX
Delaware International Small Cap Fund | Class R6
Document and Entity Information:
Trading Symbol	DGRRX